Investment Strategy - BNY Mellon Small/Mid Cap Growth Fund	Jan. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap U.S. companies. The fund currently considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap® Index (the Index). As of December 31, 2025, the market capitalization of the largest company in the Index was approximately $101 billion.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., employs a growth-oriented investment style in managing the fund's portfolio, which means the sub-adviser seeks to identify those small-cap and mid-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The fund's sub-adviser focuses on high quality companies and individual stock selection, instead of trying to predict which industries or sectors will perform best, and selects stocks by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

• Investing in a company when the sub-adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund may, from time to time, invest a significant portion (more than 20%) of its assets in securities of companies in certain sectors, such as the industrials and information technology sectors.

The fund's sub-adviser monitors the securities in the fund's portfolio, and will consider selling a security if the company's business momentum deteriorates or valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the sub-adviser's rationale for purchasing it for the fund, such as deterioration in the company's financial fundamentals. In addition, the fund may sell a security or if better investment opportunities emerge elsewhere.